Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments - Cash flow hedge - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	$ (17,188)	$ (77,801)
Interbank loans
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	(12,474)	(9,630)
Time deposits and other time liabilities
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	0	(138)
Issued debt instruments
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	(11,658)	3,972
Debt financial instrument
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	(597)	19,449
Loans and accounts receivable at amortised cost
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	$ 7,541	$ (91,454)